Employees benefits (Details 4) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Discount Rate [Member]
IfrsStatementLineItems [Line Items]
Assumptions utilized	9.54%
Variation of (+1%), Average rate	10.54%
Variation of (+1%), Actuarial liabilities	R$ 3,031,526
Variation of (-1%), Average rate	8.54%
Variation of (-1%), Actuarial liabilities	R$ 3,729,735
Wage Growth Rate [Member]
IfrsStatementLineItems [Line Items]
Assumptions utilized	1.06%
Variation of (+1%), Average rate	2.06%
Variation of (+1%), Actuarial liabilities	R$ 3,373,686
Variation of (-1%), Average rate	0.06%
Variation of (-1%), Actuarial liabilities	R$ 3,322,461